Label	Element	Value
The Hartford Global Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FEBRUARY 28, 2020

SUPPLEMENT TO

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS DATED FEBRUARY 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement contains new and additional information regarding The Hartford Global Real Asset Fund and should be read in connection with your Statutory Prospectus.

At a meeting held February 4-5, 2020, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. approved a change to the non-fundamental 80% investment policy of The Hartford Global Real Asset Fund (the “Fund”) effective April 30, 2020, as set forth below.

	Current	New
The Hartford Global Real Asset Fund’s Non-Fundamental 80% Investment Policy (in italics)	The Fund principally invests its assets in investments that, in the judgment of Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, expected to provide real returns (such assets are defined as “real assets”). These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, equity and fixed income securities and other instruments issued by or related to utilities, inflation protected bonds, and commodity related investments and derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its assets in such asset categories.	Under normal circumstances, the Fund invests at least 80% of its assets in investments related to real assets and real asset companies. “Real assets” are investments that, in the judgment of Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, expected to provide real returns. “Real assets” and “Real asset” companies include, but are not limited to: (1) investments related to telecommunications, transportation, industrial, natural resources (including energy, utilities related to natural resources, materials, metals and mining, agriculture/chemicals, and paper and forest products), infrastructure, equipment, and real estate; (2) inflation protected securities; and (3) commodities.

In addition to the change described above, the Fund is changing its fixed income/equity target allocations and the Fund’s custom benchmark effective April 30, 2020. Accordingly, effective April 30, 2020, the above referenced Statutory Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Global Real Asset Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
(1)	Under the heading “The Hartford Global Real Asset Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the first two paragraphs are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in investments related to real assets and real asset companies. “Real assets” are investments that, in the judgment of Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, expected to provide real returns. “Real assets” and “Real asset” companies include, but are not limited to: (1) investments related to telecommunications, transportation, industrial, natural resources (including energy, utilities related to natural resources, materials, metals and mining, agriculture/chemicals, and paper and forest products), infrastructure, equipment, and real estate; (2) inflation protected securities; and (3) commodities.

The Fund seeks its investment objective by investing in a globally diverse mix of investments. The Fund targets an investment allocation of approximately 50% of its net assets in equity securities, 40% of its net assets in fixed income investments, and 10% of its net assets in commodity-related investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
(2)	Under the heading “The Hartford Global Real Asset Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following is added:

Real Estate Related Securities Risks − In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down due, among other factors, to the strength of the general and local economies, the amount of new construction in a particular area, the laws and regulations affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
(3)	Under the heading “The Hartford Global Real Asset Fund Summary Section – Past Performance – Average Annual Total Returns” in the above referenced Statutory Prospectus, the “Average Annual Total Returns” sub-section is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2020, the Fund changed its blended benchmark to 40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net). The Fund changed its blended benchmark because the Investment Manager believes that the new blended benchmark better reflects the Fund’s revised investment strategy. The blended benchmarks are calculated by the Investment Manager.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of the Fund’s current blended benchmark and five broad-based market indices. The returns are also shown below for the Fund’s former blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2019 (including sales charges)
The Hartford Global Real Asset Fund | 40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net) / 10% Bloomberg Commodity Index Total Return / 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net) / 10% Bloomberg Commodity Index Total Return / 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)
1 Year	rr_AverageAnnualReturnYear01	11.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.36%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	13.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.69%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.92%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.89%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	22.48%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	20.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.30%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | 55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return
1 Year	rr_AverageAnnualReturnYear01	10.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.31%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.63%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.74%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.66%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.97%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.42%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.17%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.29%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	2.01%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010

[1]	Effective April 30, 2020, the Fund changed its blended benchmark to 40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net). The Fund changed its blended benchmark because the Investment Manager believes that the new blended benchmark better reflects the Fund's revised investment strategy. The blended benchmarks are calculated by the Investment Manager.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.